Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Assets (Details)	Dec. 31, 2024
Leasehold Improvements [Member]
Schedule of Estimated Useful Lives of Assets [Line Item]
Estimated useful lives of assets, description	Lesser of useful life or lease term
Minimum [Member] | Equipment [Member]
Schedule of Estimated Useful Lives of Assets [Line Item]
Estimated useful lives of assets	1 year
Minimum [Member] | Furniture and Fixtures [Member]
Schedule of Estimated Useful Lives of Assets [Line Item]
Estimated useful lives of assets	2 years
Minimum [Member] | Software Development [Member]
Schedule of Estimated Useful Lives of Assets [Line Item]
Estimated useful lives of assets	1 year
Maximum [Member] | Equipment [Member]
Schedule of Estimated Useful Lives of Assets [Line Item]
Estimated useful lives of assets	10 years
Maximum [Member] | Furniture and Fixtures [Member]
Schedule of Estimated Useful Lives of Assets [Line Item]
Estimated useful lives of assets	5 years
Maximum [Member] | Software Development [Member]
Schedule of Estimated Useful Lives of Assets [Line Item]
Estimated useful lives of assets	10 years